Mutual Funds	Supplement

SUPPLEMENT NO. 2

dated October 29, 2024, to the Statement of Additional Information (“SAI”) dated August 1, 2024 and March 1, 2024, as supplemented through September 3, 2024

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Nuveen Emerging Markets Equity Index Fund, Nuveen Equity Index Fund, Nuveen International Equity Index Fund, Nuveen Large Cap Growth Index Fund, Nuveen Large Cap Value Index Fund, Nuveen Small Cap Blend Index Fund, Nuveen Large Cap Responsible Equity Fund, Nuveen International Responsible Equity Fund, Nuveen Social Choice Low Carbon Equity Fund and Nuveen S&P 500 Index Fund (the “Funds”). Therefore, all references to Mr. Liao are hereby removed from the portfolio management team disclosure for these Funds in the SAI.

Effective June 18, 2024, Nazar Romanyak has been added to the portfolio management team of the Funds listed above. Accordingly, the following is hereby added to the entries for each Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” beginning on page 100 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen Emerging Markets Equity Index Fund Nazar Romanyak**	27	6	6	$164,240	$3,637	$1,824	$0
Nuveen Equity Index Fund Nazar Romanyak**	27	6	6	$127,582	$3,637	$1,824	$0
Nuveen International Equity Index Fund Nazar Romanyak**	27	6	6	$146,654	$3,637	$1,824	$0
Nuveen Large Cap Growth Index Fund Nazar Romanyak**	27	6	6	$157,634	$3,637	$1,824	$0
Nuveen Large Cap Value Index Fund Nazar Romanyak**	27	6	6	$160,768	$3,637	$1,824	$0
Nuveen Small Cap Blend Index Fund Nazar Romanyak**	27	6	6	$167,221	$3,637	$1,824	$0
Nuveen Large Cap Responsible Equity Fund Nazar Romanyak**	27	6	6	$164,443	$3,637	$1,824	$0
Nuveen International Responsible Equity Fund Nazar Romanyak**	27	6	6	$168,903	$3,637	$1,824	$0
Nuveen Social Choice Low Carbon Equity Fund Nazar Romanyak**	27	6	6	$169,334	$3,637	$1,824	$0
Nuveen S&P 500 Index Fund Nazar Romanyak**	27	6	6	$161,097	$3,637	$1,824	$1–10,000

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of April 30, 2024.

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